Related party transactions - Executive directors ESOP - Rollforward and Vesting (Details)	1 Months Ended							12 Months Ended
	Dec. 31, 2019 EquityInstruments € / shares	Nov. 30, 2019 EquityInstruments € / shares	Jun. 30, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Jun. 30, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Jun. 30, 2017 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								3,536,651		2,862,216	2,293,636
Granted	921,885	19,800	423,487	861,575	178,900	653,825	120,536	1,365,172		1,040,475	774,361
Exercised								(419,317)		(319,671)	(203,412)
Total options at end of year	4,358,069			3,536,651		2,862,216		4,358,069	4,358,069	3,536,651	2,862,216
Exercise price | € / shares	€ 135.75	€ 113.49	€ 113.49	€ 86.32	€ 80.82	€ 21.17	€ 18.41	€ 135.75	€ 135.75	€ 86.32	€ 21.17
135.75 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
135.75 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
135.75 | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
86.32 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667	26,667
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,666							26,666	26,666
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
86.32 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667	26,667
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
Tim Van Hauwermeiren | 7.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									336,200
Granted								80,000
Exercised								(30,000)		(40,000)
Total options at end of year	386,200							386,200	386,200
Exercise price | € / shares	€ 7.17			€ 7.17				€ 7.17	€ 7.17	€ 7.17
Tim Van Hauwermeiren | 7.17 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	35,000							35,000	35,000
Exercise price | € / shares	€ 7.17							€ 7.17	€ 7.17
Tim Van Hauwermeiren | 9.47 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	30,600							30,600	30,600
Exercise price | € / shares	€ 9.47							€ 9.47	€ 9.47
Tim Van Hauwermeiren | 9.47 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	€ 9.47							€ 9.47	€ 9.47
Tim Van Hauwermeiren | 11.47 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	43,056							43,056	43,056
Exercise price | € / shares	€ 11.47							€ 11.47	€ 11.47
Tim Van Hauwermeiren | 11.47 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	6,944							6,944	6,944
Exercise price | € / shares	€ 11.47							€ 11.47	€ 11.47
Tim Van Hauwermeiren | 11.47 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	€ 11.47							€ 11.47	€ 11.47
Tim Van Hauwermeiren | 135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	80,000							80,000	80,000
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Tim Van Hauwermeiren | 135.75 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667	26,667
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Tim Van Hauwermeiren | 135.75 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,666							26,666	26,666
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Tim Van Hauwermeiren | 135.75 | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667	26,667
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Tim Van Hauwermeiren | 14.13 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	20,400							20,400	20,400
Exercise price | € / shares	€ 14.13							€ 14.13	€ 14.13
Tim Van Hauwermeiren | 14.13 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,200							10,200	10,200
Exercise price | € / shares	€ 14.13							€ 14.13	€ 14.13
Tim Van Hauwermeiren | 14.13 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	€ 14.13							€ 14.13	€ 14.13
Tim Van Hauwermeiren | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year										80,000
Total options at end of year						80,000					80,000
Exercise price | € / shares						€ 21.17					€ 21.17
Tim Van Hauwermeiren | 21.17 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667	26,667
Exercise price | € / shares	€ 21.17							€ 21.17	€ 21.17
Tim Van Hauwermeiren | 21.17 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,666							26,666	26,666
Exercise price | € / shares	€ 21.17							€ 21.17	€ 21.17
Tim Van Hauwermeiren | 21.17 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	26,667							26,667	26,667
Exercise price | € / shares	€ 21.17							€ 21.17	€ 21.17
Tim Van Hauwermeiren | 21.17 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price | € / shares	€ 21.17							€ 21.17	€ 21.17
Tim Van Hauwermeiren | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								80,000
Total options at end of year				80,000						80,000
Exercise price | € / shares				€ 86.32						€ 86.32
Eric Castaldi | 21.17
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year										43,200
Total options at end of year						43,200					43,200
Exercise price | € / shares						€ 21.17					€ 21.17
A.A. Rosenberg | 135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000							10,000	10,000
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
A.A. Rosenberg | 135.75 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
A.A. Rosenberg | 135.75 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
A.A. Rosenberg | 135.75 | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
A.A. Rosenberg | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
A.A. Rosenberg | 86.32 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
A.A. Rosenberg | 86.32 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
A.A. Rosenberg | 86.32 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
J. Donald deBethizy | 11.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									35,000
Granted									10,000
Total options at end of year	45,000							45,000	45,000
J. Donald deBethizy | 11.44 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	15,000							15,000	15,000
Exercise price | € / shares	€ 11.44							€ 11.44	€ 11.44
J. Donald deBethizy | 135.75 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
J. Donald deBethizy | 135.75 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
J. Donald deBethizy | 135.75 | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
J. Donald deBethizy | 86.32 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
J. Donald deBethizy | 86.32 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
J. Donald deBethizy | 86.32 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
James M Daly | 135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000							10,000	10,000
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
James M Daly | 135.75 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
James M Daly | 135.75 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
James M Daly | 135.75 | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
James M Daly | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
James M Daly | 86.32 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
James M Daly | 86.32 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
James M Daly | 86.32 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
Pamela Klein | 11.44
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									35,000
Granted									10,000
Total options at end of year	45,000							45,000	45,000
Pamela Klein | 11.44 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	15,000							15,000	15,000
Exercise price | € / shares	€ 11.44							€ 11.44	€ 11.44
Pamela Klein | 135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000							10,000	10,000
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Pamela Klein | 135.75 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Pamela Klein | 135.75 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Pamela Klein | 135.75 | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Pamela Klein | 14.13
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year									25,000
Granted									10,000
Total options at end of year	35,000							35,000	35,000
Pamela Klein | 14.13 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000							10,000	10,000
Exercise price | € / shares	€ 14.13							€ 14.13	€ 14.13
Pamela Klein | 14.13 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000							5,000	5,000
Exercise price | € / shares	€ 14.13							€ 14.13	€ 14.13
Pamela Klein | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
Pamela Klein | 86.32 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
Pamela Klein | 86.32 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
Pamela Klein | 86.32 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
Peter Verhaeghe | 7.17 | Options vested until 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	5,000							5,000	5,000
Exercise price | € / shares	€ 7.17							€ 7.17	€ 7.17
Peter Verhaeghe | 135.75
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	10,000							10,000	10,000
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Peter Verhaeghe | 135.75 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Peter Verhaeghe | 135.75 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Peter Verhaeghe | 135.75 | Options to vest in 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 135.75							€ 135.75	€ 135.75
Peter Verhaeghe | 86.32
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at beginning of year								10,000
Total options at end of year				10,000						10,000
Exercise price | € / shares				€ 86.32						€ 86.32
Peter Verhaeghe | 86.32 | Options vested in 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
Peter Verhaeghe | 86.32 | Options to vest in 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,334							3,334	3,334
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32
Peter Verhaeghe | 86.32 | Options to vest in 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options at end of year	3,333							3,333	3,333
Exercise price | € / shares	€ 86.32							€ 86.32	€ 86.32